Merger Agreement and Loan and Security Agreement - Additional Information (Details) - IKENA ONCOLOGY INC - USD ($) $ in Thousands		1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 23, 2024	May 31, 2025	Apr. 30, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Merger Agreement And Loan And Security Agreements [Line Items]
Amounts loaned under note receivable						$ 15,000	$ 7,500
Merger Agreement | Loan Agreement | Inmagene
Merger Agreement And Loan And Security Agreements [Line Items]
Amounts loaned under note receivable		$ 7,500	$ 7,500	$ 7,500	$ 15,000		$ 7,500
Interest rate	6.00%						6.00%
Loan amount	$ 22,500
Long-term note receivables				7,500	22,500	22,500	$ 7,500
Interest receivable					$ 400	$ 400
Merger Agreement | Loan Agreement | Incremental Disbursements | Inmagene
Merger Agreement And Loan And Security Agreements [Line Items]
Additional term loans in increments	7,500			$ 7,500			7,500
Maximum | Merger Agreement | Loan Agreement | Inmagene
Merger Agreement And Loan And Security Agreements [Line Items]
Loan amount	$ 22,500						$ 22,500